CONTRACT ASSETS	12 Months Ended
Dec. 31, 2022
CONTRACT ASSETS
CONTRACT ASSETS:	NOTE 3 — CONTRACT ASSETS:

	December 31, 2022	December 31, 2021
Related parties (See Note 13)	1,679	1,685
Other trade receivables	3,356	4,330
	5,035	6,015